Income Tax and Tax Payables (Details) - Schedule of effective income tax rate and PRC statutory income tax	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of effective income tax rate and PRC statutory income tax [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Effect of different income tax rate in other jurisdictions	338.00%	8.00%
Effect of non-deductible expenses	112.00%	3.00%
Effect of temporary differences	(1855.00%)	(184.00%)
Effect of valuation of deferred tax allowance	1377.00%	6.00%
Effective tax rate	(3.00%)	(142.00%)